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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21308

Alger Global Growth Fund

__________________________________________________________________
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York 10003

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1. Schedule of Investments.

ALGER GLOBAL GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited)

COMMON STOCKS—96.3%	SHARES	VALUE
AUSTRALIA—1.4%
DIVERSIFIED METALS & MINING—1.4%
BHP Billiton Ltd.	19,000	$385,553
(Cost $299,133)
BRAZIL—1.1%
DRUG RETAIL—0.3%
Raia Drogasil SA	4,411	91,676
REAL ESTATE OPERATING COMPANIES—0.8%
BR Malls Participacoes SA*	47,061	219,007
TOTAL BRAZIL
(Cost $246,710)		310,683
CANADA—4.0%
DIVERSIFIED BANKS—1.1%
Royal Bank of Canada	4,500	323,563
LIFE & HEALTH INSURANCE—1.9%
Manulife Financial Corp.	15,500	297,206
Sun Life Financial, Inc.	5,500	217,092
		514,298
OIL & GAS EXPLORATION & PRODUCTION—1.0%
Encana Corp.	23,000	293,598
TOTAL CANADA
(Cost $1,058,909)		1,131,459
CHINA—3.5%
INTERNET SOFTWARE & SERVICES—3.5%
Alibaba Group Holding Ltd.#*	4,162	421,652
Tencent Holdings Ltd.	22,385	585,265
		1,006,917
(Cost $418,983)
FRANCE—3.2%
DIVERSIFIED BANKS—1.5%
BNP Paribas SA	4,400	281,502
Societe Generale SA	3,000	146,676
		428,178
INTEGRATED OIL & GAS—1.7%
TOTAL SA	9,528	482,116
TOTAL FRANCE
(Cost $858,569)		910,294
GERMANY—2.3%
AUTOMOBILE MANUFACTURERS—0.6%
Bayerische Motoren Werke AG	2,000	182,637
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
KION Group AG	3,000	182,849
INTEGRATED TELECOMMUNICATION SERVICES—0.5%
Deutsche Telekom AG	8,000	140,069
MULTI-LINE INSURANCE—0.6%
Allianz SE	1,000	169,980
TOTAL GERMANY
(Cost $638,057)		675,535

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) January 31, 2017 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HONG KONG—0.6%
CONSTRUCTION & ENGINEERING—0.6%
China State Construction International Holdings Ltd.	112,000	$181,995
(Cost $156,131)
INDIA—1.3%
DIVERSIFIED BANKS—1.0%
HDFC Bank Ltd.	13,850	296,585
TOBACCO—0.3%
ITC Ltd.*	21,479	82,278
TOTAL INDIA
(Cost $305,286)		378,863
INDONESIA—0.3%
AUTOMOBILE MANUFACTURERS—0.3%
Astra International Tbk PT	131,100	78,159
(Cost $72,233)
JAPAN—5.1%
AUTOMOBILE MANUFACTURERS—1.9%
Fuji Heavy Industries Ltd.	6,000	240,150
Toyota Motor Corp.	5,200	302,462
		542,612
COMMODITY CHEMICALS—0.5%
Toray Industries, Inc.	15,000	129,913
DIVERSIFIED BANKS—1.2%
Mitsubishi UFJ Financial Group, Inc.	52,496	336,234
LIFE & HEALTH INSURANCE—1.5%
Dai-ichi Life Holdings, Inc.	14,000	253,861
T&D Holdings, Inc.*	12,000	177,814
		431,675
TOTAL JAPAN
(Cost $1,371,417)		1,440,434
NETHERLANDS—3.8%
DIVERSIFIED BANKS—1.0%
ING Groep NV	20,127	289,170
FOOD RETAIL—0.4%
X5 Retail Group NV*,(a)	3,614	121,250
PERSONAL PRODUCTS—0.7%
Unilever NV	5,000	202,828
SEMICONDUCTOR EQUIPMENT—1.2%
ASML Holding NV#	2,700	327,780
SEMICONDUCTORS—0.5%
NXP Semiconductors NV*	1,450	141,882
TOTAL NETHERLANDS
(Cost $1,009,985)		1,082,910
NORWAY—0.5%
PACKAGED FOODS & MEATS—0.5%
Orkla ASA	16,000	149,295
(Cost $153,329)

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) January 31, 2017 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHILIPPINES—0.3%
DIVERSIFIED BANKS—0.3%
Metropolitan Bank & Trust Co.	42,650	$69,987
(Cost $70,017)
SOUTH AFRICA—0.5%
OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
FirstRand Ltd.*	41,605	154,869
(Cost $162,757)
SOUTH KOREA—1.7%
AUTO PARTS & EQUIPMENT—0.7%
Mando Corp.	912	198,035
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.0%
Samsung Electronics Co., Ltd.	172	295,192
TOTAL SOUTH KOREA
(Cost $411,579)		493,227
SPAIN—0.6%
DIVERSIFIED BANKS—0.6%
Banco Santander SA*	30,000	167,622
(Cost $156,200)
SWEDEN—0.7%
DIVERSIFIED BANKS—0.7%
Nordea Bank AB*	16,000	193,155
(Cost $161,221)
SWITZERLAND—0.5%
IT CONSULTING & OTHER SERVICES—0.5%
Luxoft Holding, Inc.*	2,543	149,656
(Cost $144,787)
TAIWAN—0.5%
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.5%
Ennoconn Corp.	9,000	130,135
(Cost $143,117)
UNITED KINGDOM—2.0%
INTEGRATED OIL & GAS—1.5%
Royal Dutch Shell PLC., Cl. B	15,000	423,717
PHARMACEUTICALS—0.5%
GlaxoSmithKline PLC.	8,000	154,618
TOTAL UNITED KINGDOM
(Cost $564,047)		578,335
UNITED STATES—62.4%
AEROSPACE & DEFENSE—1.6%
Lockheed Martin Corp.	1,200	301,596
Northrop Grumman Corp.	600	137,448
		439,044
APPLICATION SOFTWARE—0.5%
salesforce.com, Inc.*	1,800	142,380
BIOTECHNOLOGY—2.9%
Biogen, Inc.*	500	138,620
BioMarin Pharmaceutical, Inc.*	1,100	96,393
Celgene Corp.*	1,900	220,685
Gilead Sciences, Inc.	1,750	126,787

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) January 31, 2017 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
UNITED STATES—(CONT.)
BIOTECHNOLOGY—(CONT.)
Incyte Corp.*	1,000	$121,210
Vertex Pharmaceuticals, Inc.*	1,500	128,805
		832,500
BREWERS—0.5%
Molson Coors Brewing Co., Cl. B	1,500	144,780
BROADCASTING—1.1%
CBS Corp., Cl. B	4,650	299,878
BUILDING PRODUCTS—0.5%
Fortune Brands Home & Security, Inc.	2,700	148,851
CABLE & SATELLITE—2.9%
Comcast Corporation, Cl. A	11,000	829,620
COMMUNICATIONS EQUIPMENT—0.3%
Palo Alto Networks, Inc.*	500	73,780
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.3%
Allison Transmission Holdings, Inc.	6,000	209,880
Wabtec Corp.	1,800	155,952
		365,832
CONSTRUCTION MATERIALS—0.5%
Vulcan Materials Co.	1,200	153,996
DIVERSIFIED BANKS—2.7%
JPMorgan Chase & Co.	6,300	533,169
Wells Fargo & Co.	4,000	225,320
		758,489
ELECTRICAL COMPONENTS & EQUIPMENT—2.6%
Acuity Brands, Inc.	1,450	300,483
AMETEK, Inc.	5,000	255,500
Rockwell Automation, Inc.	1,200	177,588
		733,571
FINANCIAL EXCHANGES & DATA—0.7%
IntercontinentalExchange Group, Inc.	3,500	204,260
HEALTH CARE EQUIPMENT—0.5%
DexCom, Inc.*	1,800	142,470
HEALTH CARE TECHNOLOGY—0.6%
Medidata Solutions, Inc.*	3,500	173,390
HOUSEWARES & SPECIALTIES—0.7%
Newell Brands, Inc.	4,000	189,320
INDUSTRIAL CONGLOMERATES—1.0%
Honeywell International, Inc.	2,300	272,136
INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	1,500	209,640
INDUSTRIAL MACHINERY—0.6%
Dover Corp.	2,300	178,825
INTEGRATED OIL & GAS—1.8%
Chevron Corp.	4,500	501,075
INTEGRATED TELECOMMUNICATION SERVICES—2.1%
AT&T, Inc.	14,000	590,240
INTERNET RETAIL—1.7%
Amazon.com, Inc.*	600	494,088

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) January 31, 2017 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
UNITED STATES—(CONT.)
INTERNET SOFTWARE & SERVICES—4.0%
Alphabet, Inc., Cl. C*	800	$637,432
Facebook, Inc., Cl. A*	3,700	482,184
Palantir Technologies, Inc., Cl. A*,@	3,176	19,310
		1,138,926
INVESTMENT BANKING & BROKERAGE—1.2%
Morgan Stanley	8,200	348,418
LIFE & HEALTH INSURANCE—2.1%
Lincoln National Corp.	3,500	236,285
MetLife, Inc.	7,000	380,870
		617,155
MANAGED HEALTH CARE—4.4%
Aetna, Inc.	4,700	557,467
Cigna Corp.	1,600	233,952
UnitedHealth Group, Inc.	2,900	470,090
		1,261,509
MOVIES & ENTERTAINMENT—0.9%
The Walt Disney Co.	2,300	254,495
OIL & GAS EQUIPMENT & SERVICES—0.8%
Halliburton Company	4,000	226,280
OIL & GAS EXPLORATION & PRODUCTION—6.5%
Anadarko Petroleum Corp.	4,600	319,838
ConocoPhillips	8,000	390,080
Devon Energy Corp.	6,800	309,672
EOG Resources, Inc.	2,000	203,160
Pioneer Natural Resources Co.	2,500	450,575
Whiting Petroleum Corp.*	16,000	177,440
		1,850,765
OTHER DIVERSIFIED FINANCIAL SERVICES—2.5%
Bank of America Corp.	25,000	566,000
Citigroup, Inc.	2,500	139,575
		705,575
PHARMACEUTICALS—1.3%
Allergan PLC.	400	87,556
Bristol-Myers Squibb Co.	5,650	277,754
		365,310
SEMICONDUCTORS—0.9%
Broadcom Ltd.	1,250	249,375
SPECIALTY CHEMICALS—2.3%
PPG Industries, Inc.	2,000	200,020
The Sherwin-Williams Co.	950	288,620
WR Grace & Co.	2,500	173,350
		661,990
SYSTEMS SOFTWARE—–%
Choicestream, Inc.*,@,(b)	1,969	–
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.5%
Apple, Inc.	5,000	606,750
Western Digital Corp.	5,000	398,650
		1,005,400

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) January 31, 2017 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
UNITED STATES—(CONT.)
TOBACCO—0.7%
Philip Morris International, Inc.	2,000	$192,260
TRADING COMPANIES & DISTRIBUTORS—2.2%
Fastenal Co.	6,000	298,080
HD Supply Holdings, Inc.*	3,700	156,510
MSC Industrial Direct Co., Inc.	1,600	163,440
		618,030
TRUCKING—1.3%
JB Hunt Transport Services, Inc.	2,000	198,160
Old Dominion Freight Line, Inc.	2,000	176,560
		374,720
TOTAL UNITED STATES
(Cost $16,535,586)		17,748,373
TOTAL COMMON STOCKS
(Cost $24,938,053)		27,417,456
PREFERRED STOCKS—1.1%	SHARES	VALUE
UNITED STATES—1.1%
BIOTECHNOLOGY—0.4%
Prosetta Biosciences, Inc., Series D*,@,(b)	33,858	114,440
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc., Cl. B*,@	12,951	78,742
Palantir Technologies, Inc., Cl. D*,@	1,687	10,257
		88,999
PHARMACEUTICALS—0.4%
Intarcia Therapeutics, Inc., Series DD*,@	1,728	98,185
SYSTEMS SOFTWARE—–%
Choicestream, Inc., Cl. A*,@,(b)	16,980	–
Choicestream, Inc., Cl. B*,@,(b)	36,618	–
		–
TOTAL UNITED STATES
(Cost $340,540)		301,624
TOTAL PREFERRED STOCKS
(Cost $340,540)		301,624
WARRANTS—–%	SHARES	VALUE
UNITED STATES—–%
SYSTEMS SOFTWARE—–%
Choicestream, Inc., 6/22/26@,(b)	4,637	–
(Cost $4,633)
CORPORATE BONDS—0.0%		VALUE
UNITED STATES—0.0%
SYSTEMS SOFTWARE—0.0%
Choicestream, Inc., 11.00%, 8/05/18@,(b)	4,637	4,637
(Cost $1,147)

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) January 31, 2017 (Unaudited)

SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
UNITED STATES—0.2%
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	55,986	$60,991
(Cost $55,986)
Total Investments
(Cost $25,340,359)(c)	97.6%	27,784,708
Other Assets in Excess of Liabilities	2.4%	671,902
NET ASSETS	100.0%	$28,456,610

* Non-income producing security.
# American Depositary Receipts.
(a) Global Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2017
Choicestream, Inc.	03/14/14	$571	0.00%	$0	0.00%
Choicestream, Inc., 11.00%,
8/05/18	08/04/16	5	0.00%	4,637	0.02%
Choicestream, Inc., 6/22/26	08/04/16	4,633	0.02%	0	0.00%
Choicestream, Inc., Cl. A	12/17/13	13,578	0.03%	0	0.00%
Choicestream, Inc., Cl. B	07/10/14	21,971	0.05%	0	0.00%
Intarcia Therapeutics, Inc., Series
DD	03/27/14	55,970	0.14%	98,185	0.35%
JS Kred SPV I, LLC.	06/26/15	55,986	0.15%	60,991	0.21%
Palantir Technologies, Inc., Cl. A	10/07/14	20,666	0.05%	19,310	0.07%
Palantir Technologies, Inc., Cl. B	10/07/14	85,521	0.22%	78,742	0.28%
Palantir Technologies, Inc., Cl. D	10/14/14	11,139	0.03%	10,257	0.03%
Prosetta Biosciences, Inc., Series
D	02/06/15	152,361	0.40%	114,440	0.40%
Total				$386,562	1.36%

(b) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(c) At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $25,514,093, amounted to $2,270,615 which consisted of aggregate gross unrealized appreciation of $3,042,731 and aggregate gross unrealized depreciation of $772,116.
See Notes to Financial Statements

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
Alger Global Growth Fund (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of
Massachusetts. The Fund qualifies as an investment company as defined in the Financial
Accounting Standards Board Accounting Standards Codification 946-Financial Services –
Investment Companies. The Fund’s investment objective is long-term capital appreciation.
It seeks to achieve its objective by investing in equity securities in the United States and foreign countries. The Fund’s foreign investments will include securities of companies in both developed and emerging market countries. The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the pro rata allocation of the fund’s expense other than a class expense (not including advisory or custodial fees or other expenses related to the management of the fund’s assets) to a share class.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

The industry classifications of the Funds’ investments, as presented in the accompanying
Schedules of Investments, represent Management’s belief as to the most meaningful presentation of the classification of such investments. For Fund compliance purposes, the
Funds’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, with the primary source being Global Industry Classification Standard (GICS).

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements, from industry studies, market data, and market indicators such as benchmarks and indices. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Fund will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Fund has determined that presenting them by security type and sector is appropriate

Alger Global Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,068,844	$2,067,401	$1,001,443	—
Consumer Staples	984,367	458,290	526,077	—
Energy	3,777,551	2,871,718	905,833	—
Financials	6,009,213	3,471,758	2,537,455	—
Health Care	2,929,797	2,775,179	154,618	—
Industrials	3,495,853	3,131,009	364,844	—
Information Technology	4,661,423	3,631,521	1,010,592	19,310
Materials	1,541,092	1,025,626	515,466	—
Real Estate	219,007	—	219,007	—
Telecommunication Services	730,309	590,240	140,069	—
TOTAL COMMON STOCKS	$27,417,456	$20,022,742	$7,375,404	$19,310
CORPORATE BONDS
Information Technology	4,637	—	—	4,637
PREFERRED STOCKS
Health Care	212,625	—	—	212,625
Information Technology	88,999	—	—	88,999
TOTAL PREFERRED STOCKS	$301,624	—	—	$301,624
SPECIAL PURPOSE VEHICLE
Financials	60,991	—	—	60,991
WARRANTS
Information Technology	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$27,784,708	$20,022,742	$7,375,404	$386,562

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Global Growth Fund	Common Stocks
Opening balance at November 1, 2016	$24,296
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(4,986)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2017	19,310
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(4,986)

Alger Global Growth Fund	Preferred Stocks
Opening balance at November 1, 2016	$368,937
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(67,313)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2017	301,624
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(67,313)

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Global Growth Fund	Corporate Bonds
Opening balance at November 1, 2016	$4,637
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(4,637)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(4,637)

Special Purpose
Alger Global Growth Fund	Vehicle
Opening balance at November 1, 2016	$58,175
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	2,816
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2017	60,991
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$2,816

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Global Growth Fund	Warrants
Opening balance at November 1, 2016	$4,544
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(4,544)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(4,544)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2017. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	Fair Value	Valuation	Unobervable		Weighted
	January 31, 2017	Methodology	Input	Input/ Range	Average
Alger Global Growth Fund
Common Stock	$19,310	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	20%
			Scenario Probability	10-50%	N/A
			Time to Exit	1.1-3.1 Years	N/A
Preferred Stocks	98,185	Market	Scenario Probability	80-100%	N/A
		Approach	Time to Exit	1.0-2.5 Years	N/A
			Volatility	67.8%	N/A
Preferred Stocks	203,439	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	30.36%
			Scenario Probability	10-50%	N/A
Corporate Bonds	4,637	Income	Discount Rate	40%	N/A
		Approach
Special Purpose Vehicle	60,991	Market	Revenue Multiple	3.0x-4.2x	N/A
		Approach
Warrants	0	Income	Discount Rate	40%	N/A
		Approach

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On January 31, 2017 there were no transfers of securities between Level 1, Level 2 and
Level 3

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2017, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Global Growth Fund	$1,159,286	$672	$1,158,614	—
Total	$1,159,286	$672	$1,158,614	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options— The Fund seeks to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Fund purchases call options to increase its exposure to the stock market and also provide diversification of risk. The Fund purchases put options in order to protect from significant market declines that may occur over a short period of time.
The Fund can write covered call and cash secured put options to generate cash flows while reducing the volatility of the Fund’s portfolio. The cash flows may be an important source of the Fund’s return, although written call options may reduce the Fund’s ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Fund with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

The Fund’s option contracts were not subject to any rights of offset with any counterparty.
All of the Fund’s options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no derivative transactions outstanding for the period ending January 31, 2017

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Fund because the Fund or its affiliates owned 5% or more of the company’s voting securities during all or part of the period ended January 31, 2017. Purchase and sale transactions and dividend income earned during the period were as follows:

	Shares at			Shares at		Value at
	October 31,			July 31,	Dividend	July 31,
Security	2015	Additions	Reductions	2016	Income	2016
Alger Global Growth Fund
Common Stocks
Choicestream Inc.*	1,969	—	—	1,969	—	$0
Preferred Stocks
Choicestream, Inc.	53,598	—	—	53,598	—	0
Class A & Class B*
Prosetta Biosciences,	33,858	—	—	33,858	—	114,440
Inc.*
Corporate Bonds
Choicestream Inc.,	4,637	—	—	4,637	—	4,637
11.0%, 08/05/18*
Warrants
Choicestream Inc.,	4,637	—	—	4,637	—	0
06/22/26*

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger Global Growth Fund

By /s/Hal Liebes

Hal Liebes

President

Date: March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: March 27, 2017

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 27, 2017